Net Other Operating (Income) Losses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) losses
Net other operating (income) losses are comprised of the following:

Year ended Dec. 31	2017	2016	2015
Alberta Off-Coal Agreement	(40)	—	—
Mississauga cogeneration facility NUG Contract	(9)	(191)	—
Market Surveillance Administrator Agreement settlement	—	—	56
Insurance recoveries	—	(3)	(31)
Net other operating (income) losses	(49)	(194)	25